Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) seeks to achieve a high level of income consistent with a secondary goal of preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Maximum Sales Charge Imposed on Purchases (as percentage of offering price)	none
Maximum deferred sales charge (load) (as percentage of the offering price)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Management fees		0.75%
Distribution and/or service (12b-1) fees		0.25%
Other Expenses (as a percentage of net assets)		3.53%
Total annual fund operating expenses		4.53%
Fee Waiver or Reimbursement (as a percentage of net assets)	[1]	(3.88%)
Net Expenses (as a percentage of net assets)		0.65%
[1]	Cincinnati Asset Management, Inc. (the "Adviser") has contractually agreed, until October 1, 2015, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.65% of the Fund's average daily net assets. Prior to October 1, 2015, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares	66	1,016	1,975	4,412

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in a broad market of securities that the Adviser believes are undervalued. The Fund's investment adviser defines "broad market" as the span of credit qualities (i.e., AAA-rated to non-rated securities) and market capitalizations (i.e., large, middle, and small capitalization securities) of the overall market that it will consider for purchase for the Fund. These securities will be U.S. dollar denominated and may include fixed-income securities, common stock, preferred stock, master limited partnerships ("MLPs"), and Exchange Traded Funds ("ETFs"). The Fund may also invest in securities of foreign companies with significant U.S. operations or subsidiaries of foreign companies based in the U.S. While the Adviser primarily considers potential income from securities when evaluating possible investments for the Fund, the Adviser also looks for investments with capital appreciation potential.

The Fund may purchase securities issued by any size company or government body. The Fund may also purchase fixed-income securities of any credit quality, maturity, or yield. The Fund considers a security to be "investment grade" if Standard & Poor's, Moody's, or Fitch rate the security within their respective investment grade categories, or, if unrated, the Adviser determines that the security is of similar quality. Additionally, the Fund will target an average credit quality of BBB (as assigned by Standard & Poor's), Baa (as assigned by Moody's) or BBB (as assigned by Fitch), or better. The average maturity of the fixed-income securities in the Fund's portfolio will generally range from 6 to 8 years, and will not exceed a targeted maturity or average workout date of 10 years.

Under most market conditions, the Adviser expects to allocate approximately one-third of inflows to high-yield securities and two-thirds of inflows to investment grade securities. Further, the Fund's net asset weights of high-yield securities and investment-grade securities are expected to generally track the allocation of inflows; however, the Fund's actual net asset weightings may be higher or lower due to various factors, including, without limitation, the relative performance or upgrades and downgrades of individual securities. If the investment-grade allocation remains at or below 60% on a sustained basis, the Adviser will generally take such steps as it deems desirable to bring the Fund's assets more in line with the Fund's targeted allocation.

A security may be sold when the Adviser feels it is overvalued relative to other securities available for purchase; the Adviser identifies a more attractive investment; the Fund needs to maintain portfolio diversification or seeks to achieve its target allocation; or an individual issuer of a security held by the Fund experiences declining fundamentals, negative earnings or similar adverse events, or is expected to do so in the future.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. Generally the Fund will be subject to the following principal risks:

Market Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The value of the Fund’s portfolio holdings will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. In a declining market, prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their inherent value or long-term prospects.

Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. A rise in interest rates will generally cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures.

Credit Risk – Credit risk is the risk that the issuer or guarantor of a fixed income security (including corporate, government and mortgage-backed securities) is unable or unwilling to honor its financial obligations. For example, if the issuer fails to pay interest, the Fund’s income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund’s shares may be reduced. The Fund’s fixed income investments may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion). The Fund’s fixed income securities may, however, also include lower-rated securities including high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). Junk bonds or lower-rated securities have an increased risk of default. To the extent the Fund invests in junk bonds or lower-rated fixed income securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest-rated fixed income securities.

The Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

MLP Risk – An investment in the debt securities of an MLP involves risks that differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. State laws governing partnerships may be less restrictive than state law governing corporations. There are certain tax risks associated with an investment in MLPs and conflicts of interest exist between an MLP’s common unit holders and its general partners, including those arising from incentive distribution payments. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the MLP invests, such as the risks of investing real estate, or oil and gas industries.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund’s investment in the MLP. Additionally, open-end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 35%. For more information about the Fund’s tax status, please see “Dividends, Distributions and Taxes” in this Prospectus.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Small- and Mid-Capitalization Risk – Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of small-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small-cap companies may be subject to greater price fluctuations. Small-cap and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

ETFs Risk - ETFs typically hold a portfolio of securities designed to track the performance of a particular index, while others may be managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease. In addition, certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits.

Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk – The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser’s allocation of the Fund’s assets and selection of securities. The Adviser’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fund invests may prove to be incorrect and there is no assurance that the Adviser’s judgment will produce the desired results. In addition, the Adviser may allocate the Fund’s assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fund’s portfolio may be adversely affected.

Sector Risk - Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-866-738-1128 or by visiting www.cambondfunds.com.

Calendar Year Returns

The Fund’s year-to-date return through June 30, 2014 is 6.63%.   Quarterly Returns During This Time Period
Highest:	1.85% (quarter ended December 31, 2013)
Lowest:	-3.99% (quarter ended June 30, 2013)

Average Annual Total Returns Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	1 Year	Since Inception	Inception Date
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares	(1.69%)	(0.68%)	Oct. 26, 2012
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares - Return After Taxes on Distributions	(3.12%)	(2.00%)	Oct. 26, 2012
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(0.96%)	(1.10%)	Oct. 26, 2012
Barclay's U.S. Corporate BAA Index (reflects no deduction for fees, expenses or taxes)	(2.08%)	(1.71%)	Oct. 26, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.